Investments (Details 35) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Past Due and Interest Accrual Status of Mortgage Loans
Past Due Status of Mortgage Loans	$ 217	$ 296
Interest Accrual Status of Mortgage Loans	29	25
Mortgage loans that were in non accrual status	237	209
Commercial mortgage loans portfolio segment [Member]
Past Due and Interest Accrual Status of Mortgage Loans
Past Due Status of Mortgage Loans	63	58
Interest Accrual Status of Mortgage Loans	0	1
Mortgage loans that were in non accrual status	63	7
Agricultural mortgage loans portfolio segment [Member]
Past Due and Interest Accrual Status of Mortgage Loans
Past Due Status of Mortgage Loans	146	159
Interest Accrual Status of Mortgage Loans	29	13
Mortgage loans that were in non accrual status	157	177
Residential mortgage loans portfolio segment [Member]
Past Due and Interest Accrual Status of Mortgage Loans
Past Due Status of Mortgage Loans	8	79
Interest Accrual Status of Mortgage Loans	0	11
Mortgage loans that were in non accrual status	$ 17	$ 25